Consolidated Statements of Stockholders’ Equity - USD ($)	Common Stock [Member] Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]	Common Stock [Member] Tang Dynasty Investment Group Limited [Member]	Additional Paid-in Capital [Member] Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]	Additional Paid-in Capital [Member] Tang Dynasty Investment Group Limited [Member]	Retained Earnings [Member] Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]	Retained Earnings [Member] Tang Dynasty Investment Group Limited [Member]	Accumulated Other Comprehensive Income [Member] Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]	Accumulated Other Comprehensive Income [Member] Tang Dynasty Investment Group Limited [Member]	Total [Member] Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]	Total [Member] Tang Dynasty Investment Group Limited [Member]
Balance at Dec. 31, 2015	$ 130,548		$ 826,250		$ 265,141		$ (52,253)		$ 1,169,686
Net loss for the year					(101,993)				(101,993)
Foreign currency translation adjustment							(73,921)		(73,921)
Balance at Dec. 31, 2016	130,548	$ 130,548	826,250	$ 826,250	163,148	$ 163,148	(126,174)	$ (126,174)	993,772	$ 993,772
Net loss for the year					(130,320)	(515,402)			(130,320)	(515,402)
Foreign currency translation adjustment							61,683	136,129	61,683	136,129
Reverse merger recapitalization				(1,627,020)						(1,627,020)
Balance at Dec. 31, 2017	$ 130,548	$ 130,548	$ 826,250	$ (800,770)	$ 32,828	$ (352,254)	$ (64,491)	$ 9,955	$ 925,135	$ (1,012,521)